SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Bad debt expenses				$ 30,275	$ 116,230
Inventory prepayment		$ 59,407		323,520	197,750
Depreciation expense		21,659	$ 10,307	61,093	22,101
Accounts receivable		52,779		93,211	110,258
Revenue recognized				17,500
Allowance for sales returns				25,933	$ 24,897
Provisions for excess, obsolete, or slow-moving inventory		0		31,637
Contract liability balance		7,500	$ 7,500
Restocking fee	$ 15
Allowance for sales returns		$ 8,937		40,933
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable				$ 77,950
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Product Information [Line Items]
Concentrations of Credit Risk				50.00%